Current and Future Income Taxes (Tables)	12 Months Ended
Jun. 30, 2015
Current and Future Income Taxes [Abstract]
Schedule of taxable income
Expiry date	$

2029	65,450
2030	1,043,923
2031	1,132,631
2033	3,913,138
2034	5,417,455
2035	2,843,797

Components of future tax assets
	June 30, 2015 $	June 30, 2014 $

Non-capital losses carried forward	4,342,685	2,686,530
Financing costs	10,565	7,737
Scientific research and development	183,913	144,235

	4,537,163	2,838,502
Valuation allowance	(4,537,163)	(2,838,502)

Net future tax assets	-	-

Schedule of difference between income tax rate and statutory income tax rate
	June 30, 2015 $	June 30, 2014 $

Tax recovery at statutory income tax rates	(1,630,650)	(989,430)
Permanent differences	(49,820)	110,113
Effect of rate differentials between jurisdictions	327,485	149,219
Other	(4,783)	(8,713)
Change in valuation allowance	1,357,768	738,811

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